Fee Income - Schedule of Fee Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Fee income from insurance contracts	$ 1,175	$ 1,059
Distribution fees	959	858
Fund management and other asset-based fees	4,981	4,180
Administrative service and other fees	887	784
Total fee income	$ 8,002	$ 6,881